Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current
Federal
State
Foreign
Total current
Deferred
Federal
State
Foreign
Total deferred
Total income tax provision (benefit)